                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

                              THE MILESTONE FUNDS
                        TREASURY OBLIGATIONS PORTFOLIO

                                    ADVISER
                      MILESTONE CAPITAL MANAGEMENT, L.P.

                              ------------------

                                  DISTRIBUTOR
                    MIDWEST GROUP FINANCIAL SERVICES, INC.

                              ------------------

                                PRIMARY DEALER
                           BEAR, STEARNS & CO. INC.


                                 ANNUAL REPORT


                               NOVEMBER 30, 1996

                               ----------------
                                      THE
                                   MILESTONE
                                     FUNDS
                               ----------------

TABLE OF CONTENTS

Letter to Our Shareholders........................      3

Statement of Investments..........................      4

Statement of Assets and Liabilities...............      5

Statement of Operations...........................      6

Statements of Changes in Net Assets...............      7

Financial Highlights..............................      8

Notes to Financial Statements.....................   9-10

Independent Auditor's Report......................     11

                                       2

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                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS

NOVEMBER 30, 1996

Dear Shareholder:

We are happy to report that 1996 was a very successful year. We would like to thank both our on-going and new investors for the confidence shown in our team this past year. We greatly appreciate your business, and we look forward to working in partnership with you to achieve continued success in 1997.

The Fund's assets grew from approximately $300 million at the start of the fiscal year to nearly $1 billion by November 30, 1996. During this period, the Fund maintained a constant net asset value of $1.00 per share, met the daily liquidity needs of a diverse and growing client base, and produced consistently competitive performance results. The Fund continues to carry the highest money market fund ratings from Standard & Poor's (AAAm), Moody's (Aaa), and Fitch Investors Service (AAA).

At the outset of 1996 the economy was relatively weak, prompting the Federal Reserve to respond with a rate cut in January. The economic improvement that followed was led by consumer spending and a significant increase in investment capital, which in turn sparked payroll growth--particularly in the service sector. Current estimates of overall GDP growth for 1996 are nearly 3%. The Treasury Obligations Portfolio was structured and managed to reflect the economic transitions that took place during the year, resulting in very competitive yields for our investors. The portfolio's average maturity was shortened as the economy gained momentum, which allowed the Fund to purchase longer dated Treasury securities when market rates moved higher. While economic growth is generally expected to slow somewhat in 1997, a carry over of strong data and a possible increase in inflation could prompt the Federal Reserve to raise interest rates if necessary in the coming year. The portfolio will continue to be actively managed to reflect changing market conditions and future policy shifts. Our Portfolio Management & Research Team is available to you daily to answer any questions you have or to discuss our market outlook and investment strategy in further detail.

Looking ahead to 1997, we renew our commitment to you to provide the highest value and standard of client service available to institutional fund investors.

Sincerely,

/s/ Janet Tiebout Hanson                      /s/ Marc H. Pfeffer


JANET TIEBOUT HANSON                          MARC H. PFEFFER
Chairman of the Board of Trustees             Chief Investment Officer
The Milestone Funds                           Milestone Capital Management, L.P.

                                       3


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                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENT OF INVESTMENTS

NOVEMBER 30, 1996
($ in Thousands)

-------------------------------------------------------------------------------
                                                                       Value
                     Principal Amount  Interest Rate   Maturity Date  (note 1)
-------------------------------------------------------------------------------

 U.S. TREASURY OBLIGATIONS - 19.9%
UNITED STATES TREASURY BILLS - 14.8%
                              $20,000    5.18%-5.31%      3/06/97     $19,724
                                5,000          5.42%      4/03/97       4,907
                               32,500    5.26%-5.52%      5/29/97      31,625
                               15,000    5.26%-5.47%      6/26/97      14,539
                               27,500    5.25%-5.50%      8/21/97      26,417
                               22,500    5.21%-5.37%      9/18/97      21,542
                               12,500    5.10%-5.14%      10/16/97     11,932
                               15,000    5.11%-5.12%      11/13/97     14,260
                                                                      -------
                                                                      144,946
                                                                      -------
UNITED STATES TREASURY NOTES - 5.1%
                               40,000         6.875%       2/28/97     40,113
                               10,000         6.50%        4/30/97     10,037
                                                                      -------
                                                                       50,150
                                                                      -------
--------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $195,096)             195,096

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 80.2%

Barclays de Zoete Wedd Securities, Inc., dated 11/29/96, repurchase price $230,109 (U.S. Treasury Bill: $235,028, 12/12/96; market value $234,600)

                              230,000         5.70%       12/02/96    230,000

Bear, Stearns & Co. Inc., dated 11/29/96, repurchase price $40,019 (U.S. Treasury Bills: $15,622, 12/19/96-1/09/97; U.S. Treasury Notes: $24,573,
5.50%-8.875%, 11/30/96-2/15/03; aggregate market value $40,838)


                               40,000         5.65%       12/02/96     40,000

Chase Securities, Inc., dated 11/29/96, repurchase price $45,022 (U.S. Treasury
Bill: $46,590, 3/13/97; market value $45,903)

                               45,000         5.80%       12/02/96      45,000

Donaldson, Lufkin & Jenrette Securities Corp., dated 11/29/96, repurchase price $25,492 (U.S. Treasury Bill: $26,242, 2/06/97; market value $25,990)

                               25,480         5.65%       12/02/96      25,480

HSBC Securities, Inc., dated 11/29/96, repurchase price $45,021 (U.S. Treasury
Bill: $46,680, 3/27/97; market value $45,902)

                               45,000         5.65%       12/02/96      45,000

J.P. Morgan Securities, Inc., dated 11/29/96, repurchase price $40,019 (U.S. Treasury Note: $39,993, 7.375%, 11/15/97; market value $40,803)

                               40,000         5.65%       12/02/96      40,000

Nomura Securities International, Inc., dated 11/29/96, repurchase price $45,021 (U.S. Treasury Bill: $3,932, 1/16/97; U.S. Treasury Notes: $40,461, 5.50%-8.50%,
4/15/97-7/31/01; aggregate market value $45,900)

                               45,000         5.68%       12/02/96      45,000

SBC Warburg, Inc., dated 11/29/96, repurchase price $230,109 (U.S. Treasury
Bills: $233,549, 2/27/97-11/13/97; U.S. Treasury Note: $10,295, 7.375%,
11/15/97; aggregate market value $234,712)

                              230,000         5.70%       12/02/96     230,000

Smith Barney, Inc., dated 11/29/96, repurchase price $40,019 (U.S. Treasury
Note: $39,465, 6.75%, 4/30/00; market value $40,801)

                               40,000         5.65%       12/02/96      40,000

UBS Securities, L.L.C., dated 11/29/96, repurchase price $45,021 (U.S. Treasury
Bills: $46,640, 2/06/97-4/24/97; aggregate market value $45,904)

                               45,000         5.68%       12/02/96      45,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $785,480)                  785,480

--------------------------------------------------------------------------------

TOTAL INVESTMENTS (AMORTIZED COST $980,576) - 100.1%                   980,576
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                            (488)

--------------------------------------------------------------------------------


NET ASSETS - 100.0%                                                   $980,088
--------------------------------------------------------------------------------

See notes to financial statements.

                                       4

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                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 1996

ASSETS:
  Investments, at value and cost (note 1)                      $195,095,530
  Repurchase agreements, at value and cost (note 1)             785,480,000
  Cash                                                                1,179
  Interest receivable                                             1,002,914
  Deferred organization costs and prepaid expenses                  113,193
                                                               ------------
Total assets                                                    981,692,816
                                                               ------------
LIABILITIES:
  Advisory fee payable                                               84,024
  Shareholder Service fee payable-Investor Shares                    15,580
  Shareholder Service fee payable-Institutional Shares               23,752
  Dividends payable                                               1,396,407
  Accrued expenses                                                   84,816
                                                               ------------
Total liabilities                                                 1,604,579
                                                               ------------
NET ASSETS                                                     $980,088,237
                                                               ------------
                                                               ------------
NET ASSETS BY CLASS OF SHARES:
  Investor Shares                                              $ 82,915,094
  Institutional Shares                                          897,173,143
                                                               ------------
NET ASSETS                                                     $980,088,237
                                                               ------------
                                                               ------------
SHARES OUTSTANDING
  Investor Shares                                                82,915,094
                                                               ------------
                                                               ------------
  Institutional Shares                                          897,173,143
                                                               ------------
                                                               ------------

NET ASSET VALUE PER SHARE
  Investor Shares                                                     $1.00
                                                               ------------
                                                               ------------
  Institutional Shares                                                $1.00
                                                               ------------
                                                               ------------
COMPOSITION OF NET ASSETS:
  Shares of beneficial interest                                $980,088,237
                                                               ------------
                                                               ------------
NET ASSETS                                                     $980,088,237
                                                               ------------
                                                               ------------

See notes to financial statements.

                                       5

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                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 1996

INVESTMENT INCOME:
  Interest                                                      $43,992,828
                                                              -------------
EXPENSES (note 2):
  Advisory fees                                                     812,214
  Administration fees                                               116,674
  Shareholder Service fees
     Investor Shares                                                223,758
     Institutional Shares                                           358,534
  Custodian fees and expenses                                        79,039
  Registration and filing fees                                       76,453
  Publication expenses                                               71,943
  Transfer agent fees and expenses                                   66,067
  Accounting service fees                                            45,377
  Legal fees                                                         42,062
  Amortization of organization costs                                 31,197
  Reports to shareholders                                            27,513
  Audit fees                                                         18,056
  Cash management fees                                               16,227
  Insurance expense                                                  12,942
  Trustees' fees                                                     12,188
  Other expenses                                                     12,581
                                                              -------------
Total expenses                                                    2,022,825
  Fees waived (note 2)                                             (162,614)
                                                              -------------
Net expenses                                                      1,860,211
                                                              -------------
NET INVESTMENT INCOME                                            42,132,617
NET REALIZED GAIN ON INVESTMENTS                                      4,144
                                                              -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  42,136,761
                                                              -------------
                                                              -------------

See notes to financial statements.

                                       6

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                                   MILESTONE
                                     FUNDS
                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE PERIOD
                                          FOR YEAR         DECEMBER 30, 1994*
                                            ENDED               THROUGH
                                      NOVEMBER 30, 1996    NOVEMBER 30, 1995
                                      -----------------    ------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                $    42,132,617       $   12,211,882
  Net realized gain on investments               4,144                3,391
                                      -----------------    ------------------
     Net increase in net assets
       resulting from operations            42,136,761           12,215,273
                                      -----------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income - Investor
     Shares                                 (4,744,317)          (5,492,911)
  Net investment income -
     Institutional Shares                  (37,388,300)          (6,718,971)
  Net realized gain on investments
     - Investor Shares                            (573)                (677)
  Net realized gain on investments
     - Institutional Shares                     (3,571)              (2,714)
                                      -----------------    ------------------
     Total distributions to
       shareholders                        (42,136,761)         (12,215,273)
                                      -----------------    ------------------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST**:
  Sale of shares - Investor Shares       1,119,656,967        1,191,429,951
  Sale of shares - Institutional
     Shares                              6,057,708,590        1,520,992,027
  Reinvested dividends - Investor
     shares                                  4,490,794            4,238,692
  Reinvested dividends -
     Institutional Shares                   23,817,018            4,032,896
  Cost of shares repurchased -
     Investor Shares                    (1,123,505,861)      (1,113,495,449)

  Cost of shares repurchased -
     Institutional Shares               (5,413,511,051)      (1,295,866,337)
                                      -----------------    ------------------
     Net increase in net assets
       from shares of beneficial
       interest                            668,656,457          311,331,780
                                      -----------------    ------------------

  Total Increase                           668,656,457          311,331,780

NET ASSETS:
  Beginning of period                      311,431,780              100,000
                                      -----------------    ------------------
  End of period                        $   980,088,237       $  311,431,780
                                      -----------------    ------------------
                                      -----------------    ------------------

 * Commencement of investment operations.

** Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

                                       7


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                                   MILESTONE
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                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

                                        INSTITUTIONAL                                INVESTOR
                                            SHARES                                    SHARES
                            --------------------------------------    ---------------------------------------
                                                  FOR THE PERIOD                             FOR THE PERIOD
                              FOR THE YEAR        JUNE 20, 1995*        FOR THE YEAR       DECEMBER 30, 1994*
                                  ENDED               THROUGH               ENDED               THROUGH
                            NOVEMBER 30, 1996    NOVEMBER 30, 1995    NOVEMBER 30, 1996    NOVEMBER 30, 1995
                            -----------------    -----------------    -----------------    ------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                        $1.00                $1.00                $1.00                $1.00
                            -----------------    -----------------    -----------------    ------------------
Net investment income              0.052                0.026                0.050                0.051
Dividends from net
  investment income               (0.052)              (0.026)              (0.050)              (0.051)
                            -----------------    -----------------    -----------------    ------------------
Ending net asset value
  per share                        $1.00                $1.00                $1.00                $1.00
                            -----------------    -----------------    -----------------    ------------------
                            -----------------    -----------------    -----------------    ------------------
TOTAL RETURN                        5.37%                5.76%(a)             5.11%                5.71%(a)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
  assets:
  Expenses(b)                       0.20%                0.20%(a)             0.45%                0.38%(a)
  Net investment income             5.21%                5.69%(a)             4.99%                5.63%(a)
Net assets at the end of
  period (000's omitted)          $897,173             $229,159              $82,915              $82,273

(a) Annualized
(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.02%, 0.17%, 0.01% and 0.14%, respectively.
 *  Commencement of operations.

See notes to financial statements.


                                       8
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                                   MILESTONE
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                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 1996

NOTE 1.   SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the 'Trust') was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the 'Portfolio') which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue two classes of shares, Institutional Shares and Investor Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994 and the offering of Institutional Shares on June 20, 1995. The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount is charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.


SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gain and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 1996 is the same as shown on the accompanying statement of investments.

CLASS SPECIFIC EXPENSES - Each share of both classes represents an undivided, proportionate interest in the Portfolio. The Portfolio's class specific expenses include Shareholder Service fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

                                       9
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                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 1996

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ORGANIZATION COSTS - Organization costs are being amortized on a straight line basis over five years.


NOTE 2.   INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the 'Adviser') serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee of 0.05% and 0.25% of the average daily net assets of the Institutional Shares and Investor Shares, respectively. Prior to March 1st the fee was 0.20% for the Investor Shares. The Adviser pays the shareholder servicing agents up to these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement. For the year ended November 30, 1996, the Adviser waived $6,507 of its shareholder servicing fee for the Investor Shares and $156,107 for the Institutional Shares.

MGF Service Corp. acts as the Trust's transfer agent and dividend disbursing agent. Midwest Group Financial Services, Inc. (the 'Underwriter') serves as the statutory underwriter of the Portfolio's shares pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                                       10


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                                   MILESTONE
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                               ----------------

TREASURY OBLIGATIONS PORTFOLIO

INDEPENDENT AUDITOR'S REPORT

NOVEMBER 30, 1996

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended, and the period from December 30, 1994 (commencement of operations) to November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds, as of November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                         McGladrey & Pullen, LLP

New York, New York
January 14, 1997

                                       11


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                                      THE
                                   MILESTONE
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                               ----------------

                                    Adviser
-------------------------------------------------------------------------------
                      Milestone Capital Management, L.P.
                                One Odell Plaza
                               Yonkers, NY 10701

                         Underwriter / Transfer Agent
-------------------------------------------------------------------------------
          Midwest Group Financial Services, Inc. / MGF Service Corp.
                                 P.O. Box 5354
                           Cincinnati, OH 45201-5354
                                 800-363-7660

                                Primary Dealer
-------------------------------------------------------------------------------
                           Bear, Stearns & Co. Inc.
                                245 Park Avenue
                              New York, NY 10167

                           Administrator / Custodian
-------------------------------------------------------------------------------
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                 Legal Counsel
-------------------------------------------------------------------------------
               Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                               919 Third Avenue
                              New York, NY 10022

                  This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

                              The Milestone Funds
                   One Odell Plaza, Yonkers, New York 10701
                                 800-941-MILE